Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

Pay Versus Performance
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid for PEO[2]	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid for Non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Total Shareholder Return[5]	Net Income or Loss[6]
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$18,790,258	$22,746,084	$15,546,557	$18,820,755	$3	$-16,781,000
2024	$813,000	$691,605	$581,000	$525,409	$2	$-14,438,000
2023	$1,277,100	$1,048,872	$328,723	$317,500	$11	$-12,300,000

Named Executive Officers, Footnote [Text Block]
1	The dollar amounts reported in column (b) represent the amounts of total compensation reported for J.D. Finley (our “ PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Summary Compensation Table.”

Adjustment To PEO Compensation, Footnote [Text Block]

	PEO - J.D. Finley

	Summary Compensation Table - Total Compensation	(a)	$18,790,258
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$17,783,958
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$21,729,022
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$1,456
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$10,914
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-1,608
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$22,746,084

(a)	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for each covered fiscal year.
(b)	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. These equity award values are adjusted for each covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
(c)	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(d)	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(e)	For equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date;
(f)	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;

(g)	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	NEO Average
			2025
	Summary Compensation Table - Total Compensation	(a)	$15,546,557
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$14,842,557
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$18,110,169
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$878
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$6,734
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$-1,026
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0
=	Compensation Actually Paid		$18,820,755

(a)	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for each covered fiscal year.

(b)	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. These equity award values are adjusted for each covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
(c)	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(d)	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
(e)	For equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date;
(f)	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(g)	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.

Compensation Actually Paid and Company TSR

Compensation Actually Paid and Company TSR

The following graph presents the alignment between the amount of compensation actually paid to our principal executive officer or PEO, and the average amount of compensation actually paid to our other NEOs as a group with our TSR over the period presented in the Pay-Versus-Performance Table.

Compensation Actually Paid and Net Income

Compensation Actually Paid and Net Income

The following graph presents the alignment between the amount of compensation actually paid to J.D. Finley, and the average amount of compensation actually paid to our other NEOs as a group with our Net Income over the period presented in the Pay-Versus-Performance Table.

Total Shareholder Return Amount	[1]	$ 3		$ 2	$ 11
Net Income (Loss) Attributable to Parent	[2]	$ (16,781,000)		$ (14,438,000)	$ (12,300,000)
PEO Name		J.D. Finley		J.D. Finley	J.D. Finley
Additional 402(v) Disclosure [Text Block]
2	The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” J.D. Finley, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to J.D. Finley’s total compensation for 2025 to determine the “compensation actually paid” to them for such fiscal year:

PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table - Total Compensation	[3]	$ 18,790,258	[4]	$ 813,000	$ 1,277,100
Compensation Actually Paid	[5]	22,746,084		691,605	1,048,872
PEO [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[6]	17,783,958
PEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	21,729,022
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	1,456
PEO [Member] | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	10,914
PEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	(1,608)
PEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table - Total Compensation	[12]	15,546,557	[13]	581,000	328,723
Compensation Actually Paid	[14]	18,820,755		$ 525,409	$ 317,500
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	14,842,557
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards And Option Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	18,110,169
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Awards And Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	878
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Awards And Option Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]	6,734
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards And Option Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[19]	(1,026)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year End Of Stock Awards And Option Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[20]	$ 0

[1]	Cumulative total stockholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2022) by our share price at the beginning of the measurement period.
[2]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
[3]	The dollar amounts reported in column (b) represent the amounts of total compensation reported for J.D. Finley (our “ PEO”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation – Summary Compensation Table.”
[4]	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for each covered fiscal year.
[5]	The dollar amounts reported in column (c) represent the amounts of “compensation actually paid” J.D. Finley, as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual amounts of compensation earned or received by or paid to our PEO during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to J.D. Finley’s total compensation for 2025 to determine the “compensation actually paid” to them for such fiscal year:
[6]	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. These equity award values are adjusted for each covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
[7]	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[8]	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[9]	For equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date;
[10]	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
[11]	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.
[12]	The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our NEOs as a group, for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows: For 2025, the average “compensation actually paid” comprised the compensation of M. Jones; for 2024, the average “compensation actually paid” comprised the compensation of M. Jones; for 2023, the average “compensation actually paid” comprised the compensation of R. McRae and M. Jones
[13]	The reported total compensation reflects the “Total” compensation as reported in the Summary Compensation Table for each covered fiscal year.
[14]	The dollar amounts reported in column (e) represent the average amount of “executive compensation actually paid” to our NEOs as a group (as defined above), as computed in accordance with Item 402(v) of Regulation S-K for each covered fiscal year. The dollar amounts do not reflect the actual average amount of compensation earned or received by or paid to our NEOs as a group (as defined above) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for each fiscal year to determine the “compensation actually paid” for such fiscal year, using the same methodology described above in Note 4(b) below:
[15]	The reported grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year. These equity award values are adjusted for each covered fiscal year by the addition (or subtraction, as applicable) as described in footnotes (c), (d), (e), (f), and (g).
[16]	The year-end fair value of all equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[17]	The amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;
[18]	For equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date;
[19]	For equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
[20]	For equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year.